SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Compensation [Abstract]
Summary of share-based compensation plans
Common shares outstanding, September 30, 2022	111,890,707
Common shares reserved for issuance: 15%		16,783,606
Stock options outstanding, September 30, 2022		(7,426,665)
RSU outstanding, September 30, 2022		(5,499,663)
Common shares reserved for future grants		3,857,278

Summary of granted stock options to acquire common stock
	2022		2021
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
		$		$
Balance, January 1	5,257,089	1.73	2,923,770	1.76
Granted	4,755,758	0.57	3,316,195	1.99
Forfeited	(2,242,337)	1.82	(19,568)	0.73
Expired	(343,845)	1.59	(84,974)	3.58
Exercised	--	--	(352,133)	1.71
Balance, September 30	7,426,665	0.94	5,783,290	1.87

Summary of granted restricted share units
	2022	2021
Balance at Jan 1	1,581,607	--
Granted	4,758,389	2,253,040
Exercised	(702,000)	--
Cancelled	(132,083)	--
Expired	(6,250)
Balance, September 30	5,499,663	2,253,040

Summary of stock-based compensation expense
	Three Months Ended		Nine Months Ended
	Sept 30, 2022	Sept 30, 2021	Sept 30, 2022	Sept 30, 2021
	$	$	$	$
Stock options	278	706	233	1,661
RSUs	637	595	1,226	1,591
Total G&A - Stock options & RSUs	915	1,301	1,459	3,252
Stock options	243	121	587	368
RSUs	88	-	88	-
Total R&D - Stock options & RSUs	331	121	675	368
Share-based compensation expense	1,246	1,422	2,134	3,620